Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Net (Loss) Income Per Share of Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each category for the three and months ended June 30, 2023 and 2022:

	Three Months Ended June 30 ,				Six Months Ended June 30 ,
	2023		2022		2023		2022
	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(181,054)	$(506,306)	$2,150,495	$537,624	$(423,485)	$(1,184,251)	$3,124,684	$781,171
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	2,467,422	6,900,000	27,600,000	6,900,000	2,467,422	6,900,000	27,600,000	6,900,000

Basic and diluted net (loss) income per share	$(0.07)	$(0.07)	$0.08	$0.08	$(0.17)	$(0.17)	$0.11	$0.11
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each category for the year-ended December 31, 2022 and 2021:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Redeemable	Non- Redeemable	Redeemable	Non- Redeemable
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$3,860,456	$972,392	$(2,091,672)	$(541,088)
Denominator:
Weighted Average Shares Outstanding including common stock subject to redemption	27,393,431	6,900,000	26,492,055	6,853,151
Basic and diluted net income (loss) per ordinary share	$0.14	$0.14	$(0.08)	$(0.08)